KEYSTONE INSTITUTIONAL

                              ADJUSTABLE RATE FUND


                                  ANNUAL REPORT

                                   YEAR ENDED

                               SEPTEMBER 30, 1996




                          [KEYSTONE INVESTMENTS LOGO]


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KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

SCHEDULE OF INVESTMENTS -- September 30, 1996

                                                                                 Interest    Maturity        Par           Market
                                                                                   Rate        Date         Value          Value
-----------------------------------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE SECURITIES (85.3%)
FHLMC (37.3%)
         FHLMC Pool #605343, Cap 13.604%, Margin 2.125% + CMT, Resets Annually      7.749%    03/01/19     $1,979,790   $2,046,608
         FHLMC Pool #605386, Cap 12.890%, Margin 2.114% + CMT, Resets Annually      7.769     09/01/17      1,667,618    1,734,056
         FHLMC Pool #606541, Cap 13.539%, Margin 2.037% + CMT, Resets Annually      7.472     03/01/21        886,417      921,182
         FHLMC Pool #606679, Cap 12.052%, Margin 2.159% + CMT, Resets Annually      7.804     10/01/21        986,867    1,020,943
         FHLMC Pool #607352, Cap 13.620%, Margin 2.160% + CMT, Resets Annually      7.653     04/01/22      6,649,491    6,916,335
         FHLMC Pool #845039, Cap 12.463%, Margin 2.080% + CMT, Resets Annually      7.675     10/01/21      2,728,730    2,819,119
         FHLMC Pool #845063, Cap 12.050%, Margin 2.174% + CMT, Resets Annually      7.777     11/01/21      2,407,613    2,491,880
         FHLMC Pool #845070, Cap 11.839%, Margin 2.117% + CMT, Resets Annually      7.667     01/01/22      2,888,990    2,997,327
         FHLMC Pool #845082, Cap 12.350%, Margin 1.997% + CMT, Resets Annually      7.463     03/01/22      1,265,283    1,301,660
         FHLMC Pool #846163, Cap 13.065%, Margin 1.989% + CMT, Resets Annually      7.433     07/01/30      2,709,187    2,791,817
         FHLMC Pool #846298, Cap 13.028%, Margin 1.853% + CMT, Resets Annually      7.168     08/01/22      4,791,172    4,924,427
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FHLMC                                                                                                             29,965,354
-----------------------------------------------------------------------------------------------------------------------------------

FNMA (48.0%)
         FNMA Pool #070119, Cap 12.021%, Margin 2.000% + CMT, Resets Annually       7.580     11/01/17      4,912,828    5,090,919
         FNMA Pool #090678, Cap 13.136%, Margin 2.177% + CMT, Resets Annually       7.641     09/01/18      3,186,760    3,324,205
         FNMA Pool #092086, Cap 13.065%, Margin 1.989% + CMT, Resets Annually       7.468     10/01/16        605,088      625,982
         FNMA Pool #094564, Cap 15.850%, Margin 1.975% + CMT, Resets Annually       7.364     01/01/16      1,307,993    1,357,252
         FNMA Pool #095405, Cap 13.738%, Margin 2.068% + CMT, Resets Annually       7.583     12/01/19        852,733      881,512
         FNMA Pool #124015, Cap 13.307%, Margin 1.817% + CMT, Resets Annually       7.422     11/01/18      2,277,524    2,350,473
         FNMA Pool #124204, Cap 13.505%, Margin 2.011% + CMT, Resets Annually       7.582     01/01/22        957,970      998,683
         FNMA Pool #124289, Cap 13.425%, Margin 2.005% + CMT, Resets Annually       7.516     09/01/21      8,512,667    8,859,814
         FNMA Pool #124497, Cap 13.110%, Margin 2.070% + CMT, Resets Annually       7.567     09/01/22      2,990,237    3,119,206
         FNMA Pool #124945, Cap 12.541%, Margin 2.107% + CMT, Resets Annually       7.624     01/01/31      4,753,323    4,958,333
         FNMA Pool #142963, Cap 10.960%, Margin 1.950% + CMT, Resets Annually       7.449     01/01/22      1,430,115    1,457,831
         FNMA Pool #238847, Cap 13.334%, Margin 2.317% + CMT, Resets Annually       7.815     06/01/31      5,272,741    5,500,155
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FNMA                                                                                                              38,524,365
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL ADJUSTABLE RATE MORTGAGE SECURITIES (Cost - $68,392,082)                                                          68,489,719
-----------------------------------------------------------------------------------------------------------------------------------

FIXED RATE MORTGAGE SECURITIES (1.7%)
FHLMC (0.1%)
         FHLMC Pool #277831                                                         7.250     11/01/08         71,754       71,215
-----------------------------------------------------------------------------------------------------------------------------------

FNMA (1.6%)
         FNMA Pool #004534                                                         10.750     10/01/12        992,857    1,075,513
         FNMA Pool #100051                                                          9.500     04/01/05        213,517      223,725
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FNMA                                                                                                               1,299,238
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL FIXED RATE MORTGAGE SECURITIES (Cost - $1,361,514)                                                                 1,370,453
-----------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES (11.3%)
U.S. Treasury Notes                                                                 6.000     08/15/99      4,000,000    3,971,880
U.S. Treasury Notes                                                                 6.125     08/31/98      5,100,000    5,101,581
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL U. S. TREASURY NOTES (Cost - $9,062,836)                                                                           9,073,461
-----------------------------------------------------------------------------------------------------------------------------------

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KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

SCHEDULE OF INVESTMENTS --September 30, 1996 (Continued)



                                                                 Interest       Maturity     Maturity          Market
                                                                   Rate           Date        Value             Value
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.0%)
         Keystone Joint Repurchase Agreement
           (Investments in repurchase agreements,
           in a joint trading account, purchased
           9/30/96)  (Cost - $802,000) (a)                         5.728%       10/01/96     $802,128         $802,000
-----------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (Cost - $79,618,432)  (b)                                                                 79,735,633


OTHER ASSETS AND LIABILITIES -- NET (0.7%)                                                                     598,746
-----------------------------------------------------------------------------------------------------------------------


NET ASSETS -- (100.0%)                                                                                     $80,334,379
-----------------------------------------------------------------------------------------------------------------------


(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at September 30, 1996.

(b) The cost of investments for federal income tax purposes is $79,625,148.
Gross unrealized appreciation and depreciation of investments, based on identified tax cost at September 30, 1996 are as follows:

                                                           Gross unrealized appreciation       $161,616
                                                           Gross unrealized depreciation        (51,131)
                                                                                          --------------
                                                           Net unrealized appreciation         $110,485
                                                                                          ==============

Legend of Portfolio Abbreviations:

CMT - 1, 3 or 5 year Constant Maturity Treasury Index
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association

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See Notes to Financial Statements

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Keystone Institutional Adjustable Rate Fund

FINANCIAL HIGHLIGHTS - CLASS Y SHARES
(For a share outstanding throughout each year)

                                                                                                    May 23, 1994 (Date of
                                                                       Year Ended September 30,    Initial Public Offering)
                                                                       1996 (b)               1995   to September 30, 1994
--------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of year                                        $9.65                $9.61             $9.73
--------------------------------------------------------------------------------------------------------------------------------

Income from investment operations:
Net investment income                                                     0.65                 0.64              0.17
Net realized and unrealized loss on investments                          (0.03)               (0.02)            (0.13)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          0.62                 0.62              0.04
--------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
Net investment income                                                    (0.58)               (0.53)            (0.16)
In excess of net investment income                                       (0.01)               (0.05)                0
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (0.59)               (0.58)            (0.16)
--------------------------------------------------------------------------------------------------------------------------------

Net asset value end of year                                              $9.68                $9.65             $9.61
================================================================================================================================

Total return                                                              6.60%                6.60%             0.35%
Ratios/supplemental data
Ratios to average net assets:
      Total expenses                                                      0.55%                0.55%             0.43%(a)
      Net investment income                                               6.64%                6.70%             5.03%(a)
Portfolio turnover rate                                                     85%                  56%               63%
--------------------------------------------------------------------------------------------------------------------------------

Net assets end of year (thousands)                                     $14,361               $2,871                $1
================================================================================================================================


(a) Annualized
(b) Per share calculations based on weighted average shares outstanding.





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See Notes to Financial Statements

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Keystone Institutional Adjustable Rate Fund

FINANCIAL HIGHLIGHTS - CLASS Z SHARES
(For a share outstanding throughout each year)


                                                                                Year Ended September 30,
                                                            1996 (a)        1995            1994            1993(a)          1992
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of year                            $9.65          $9.61           $9.93           $9.88           $10.00
-----------------------------------------------------------------------------------------------------------------------------------

Income from investment operations:
Net investment income                                         0.64           0.63            0.63            0.54             0.67
Net realized and unrealized gain (loss) on investments        0.00           0.01           (0.49)          (0.01)           (0.15)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              0.64           0.64            0.14            0.53             0.52
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
Net investment income                                        (0.60)         (0.55)          (0.44)          (0.48)           (0.64)
In excess of net investment income                           (0.01)         (0.05)          (0.02)              0                0
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          (0.61)         (0.60)          (0.46)          (0.48)           (0.64)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value end of year                                  $9.68          $9.65           $9.61           $9.93            $9.88
===================================================================================================================================

Total return                                                  6.86%          6.87%           1.43%           5.53%            5.46%
Ratios/supplemental data
Ratios to average net assets:
     Total expenses                                           0.30%          0.30%           0.30%           0.30%            0.30%
     Net investment income                                    6.84%          6.61%           5.15%           5.46%            6.83%
Portfolio turnover rate                                         85%            56%             63%             81%              88%
-----------------------------------------------------------------------------------------------------------------------------------

Net assets end of year (thousands)                         $65,974        $23,616         $25,200         $60,035          $51,625
===================================================================================================================================


(a) Per share calculations based on weighted average shares outstanding.






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See Notes to Financial Statements

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Keystone Institutional Adjustable Rate Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996

-------------------------------------------------------------------------------------------------------------------
Assets
     Investments at market value ( identified cost  -- $79,618,432)                                    $79,735,633
     Cash                                                                                                       78
     Receivable for:
         Investments sold                                                                                  306,041
         Principal paydown                                                                                  44,280
         Interest                                                                                          659,542
-------------------------------------------------------------------------------------------------------------------

               Total assets                                                                             80,745,574
-------------------------------------------------------------------------------------------------------------------

Liabilities
     Distributions payable                                                                                 411,282
-------------------------------------------------------------------------------------------------------------------

               Total liabilities                                                                           411,282
-------------------------------------------------------------------------------------------------------------------

Net assets                                                                                             $80,334,292
===================================================================================================================

Net assets represented by
     Paid-in capital                                                                                   $81,540,423
     Accumulated distributions in excess of net investment income                                         (168,733)
     Accumulated net realized loss on investments                                                       (1,154,599)
     Net unrealized appreciation on investments                                                            117,201
-------------------------------------------------------------------------------------------------------------------

               Total net assets                                                                        $80,334,292
===================================================================================================================

Net asset value and redemption price per share
     Class Y Shares
         Net assets of $14,360,452 / 1,482,857 shares outstanding                                            $9.68
     Class Z Shares
         Net assets of $65,973,840 / 6,812,767 shares outstanding                                            $9.68
===================================================================================================================




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See Notes to Financial Statements

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Keystone Institutional Adjustable Rate Fund

STATEMENT OF OPERATIONS
Year ended September 30, 1996


-----------------------------------------------------------------------------------------------------------------
Investment income
      Interest                                                                                        $2,892,686

Expenses (Notes 4 and 5)
      Management fee                                                                   121,105
      Distribution Plan expenses                                                        23,210
-----------------------------------------------------------------------------------------------------------------

         Total expenses                                                                                  144,315
-----------------------------------------------------------------------------------------------------------------

      Net investment income                                                                            2,748,371
-----------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments (Note 3)
      Net realized loss on investments                                                                  (269,386)

      Net change in unrealized appreciation or depreciation on investments                               170,926
-----------------------------------------------------------------------------------------------------------------

      Net realized and unrealized gain (loss) on investments                                             (98,460)
-----------------------------------------------------------------------------------------------------------------

      Net increase in net assets resulting from operations                                            $2,649,911
=================================================================================================================





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See Notes to Financial Statements

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Keystone Institutional Adjustable Rate Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Year Ended September 30,
                                                                                   ------------------------------------------
                                                                                               1996                  1995
-----------------------------------------------------------------------------------------------------------------------------
Operations
    Net investment income                                                                   $2,748,371            $1,767,094
    Net realized loss on investments                                                          (269,386)             (233,646)
    Net change in unrealized appreciation or depreciation on investments                       170,926               278,275
-----------------------------------------------------------------------------------------------------------------------------

         Net increase in net assets resulting from operations                                2,649,911             1,811,723
-----------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from (Note 1)
    Net investment income:
       Class Y                                                                                (563,993)             (125,619)
       Class Z                                                                              (1,945,801)           (1,407,521)
    In excess of net investment income:
       Class Y                                                                                  (8,481)              (10,726)
       Class Z                                                                                 (29,260)             (120,179)
-----------------------------------------------------------------------------------------------------------------------------

         Total distributions to shareholders                                                (2,547,535)           (1,664,045)
-----------------------------------------------------------------------------------------------------------------------------

Capital share transactions (Note 2)
    Proceeds from shares sold:
       Class Y                                                                              24,782,061             5,084,803
       Class Z                                                                              41,798,486               219,375
    Payments for shares redeemed:
       Class Y                                                                             (13,818,826)           (2,362,055)
       Class Z                                                                                (962,799)           (3,056,070)
    Shares issued in reinvestment of dividends and distributions:
       Class Y                                                                                 519,458               118,357
       Class Z                                                                               1,426,821             1,133,577
-----------------------------------------------------------------------------------------------------------------------------

         Net increase in net assets resulting from capital
           share transactions                                                               53,745,201             1,137,987
-----------------------------------------------------------------------------------------------------------------------------

         Total increase in net assets                                                       53,847,577             1,285,665
-----------------------------------------------------------------------------------------------------------------------------

Net assets:
    Beginning of year                                                                       26,486,715            25,201,050
-----------------------------------------------------------------------------------------------------------------------------

    End of year [Including accumulated distributions in excess of net investment
        income as follows: 1996-($168,733) and 1995-($130,905)] (Note 1)                   $80,334,292           $26,486,715
=============================================================================================================================





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See Notes to Financial Statements

KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies
Keystone Institutional Adjustable Rate Fund (the "Fund") is a Massachusetts business trust for which Keystone Investment Management Company ("Keystone") is the Investment Adviser and Manager. Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. ("KII"). The Fund was organized on June 19, 1991 and had no operations prior to October 1, 1991. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company.The Fund offers two classes of shares. The Fund is designed for institutional investors and seeks to provide a relatively stable net asset value while providing high current income relative to high-quality, short-term investment alternatives.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Fund.

A.  Valuation of Securities
Investments are usually valued at the closing sales price, or, in the absence of sales and for over-the-counter securities, the mean of the bid and asked prices. U.S. Government obligations held by the Fund are valued at the mean between the over-the-counter bid and asked prices, as furnished by an independent pricing service. Listed corporate bonds, other fixed income securities, mortgage and other asset-backed securities, and other related securities are valued at prices provided by an independent pricing service. In determining value for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Security valuations not available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value. Short-term securities with greater than 60 days to maturity are valued at market value.

B. Repurchase Agreements
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other Keystone funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or Federal Agency obligations.

Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement.

C. Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing liquid assets having a value not less than the

KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND


repurchase price (including accrued interest). If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

D. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

E.  Federal Income Taxes
The Fund has qualified and intends to qualify in the future as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund is relieved of any federal income tax liability by distributing all of its net taxable investment income and net taxable capital gains, if any, to its shareholders. The Fund intends to avoid excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income tax is required.

F.  Distributions
The Fund distributes net investment income monthly and net capital gains, if any, annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to paydown gains (losses).

G. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Fund's Distribution Plan for each class.

 2. Capital Share Transactions
The Fund's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of the Fund were as follows:

                           Year ended September 30,
Class Y Shares
                                 1996         1995
                             ------------   ---------
Shares sold                  2,560,589       529,838
Shares redeemed             (1,428,881)     (244,779)
Shares issued in
  reinvestment of
 dividends and
 distributions                  53,718        12,269
                             -----------    ---------
Net increase                 1,185,426       297,328
                             ----------     ---------

Class Z Shares

Shares sold                  4,318,022        22,876
Shares redeemed                (99,669)     (317,154)
Shares issued in
  reinvestment of
 dividends and
 distributions                 147,411       117,999
                             -----------    ---------
Net increase (decrease)      4,365,764      (176,279)
                             -----------    ---------

3.  Securities Transactions
Cost of purchases and proceeds from sales of U.S. Government related securities (excluding short-term securities) were $87,458,294 and 33,985,297, respectively.

As of September 30, 1996, the Fund had capital loss carryovers for federal income tax purposes of approximately $1,115,000, which expire as follows:
$305,000 - 2000; $486,000 -2001; $281,000 -2002; and $43,000 -2004.

KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

The average daily balance of reverse repurchase agreements outstanding during the year ended September 30, 1996 was $1,200,000 at an interest rate of 5.40%. The maximum amount of reverse repurchase agreements at one time during the year was $1,201,080 (including accrued interest).

4.  Distribution Plan
The Fund bears some of the costs of selling its shares under a Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays its principal underwriter, Fiduciary Investment Company, Inc. ("FICO"), a wholly-owned subsidiary of Keystone, amounts that are calculated and paid daily.

Under the Plan, the Class Y shares pay a distribution fee which is limited to 0.25% of its average daily net assets.

The Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of Class Y. However, after the termination of the Plan, at the discretion of the Board of Trustees, payments to FICO may continue as compensation for its services which had been earned while the Plan was in effect.

5. Investment Management Agreement and Other Affiliated Transactions Under the terms of the Investment Advisory and Management Agreement between Keystone and the Fund, Keystone provides investment advisory and management services. In return, Keystone is paid a management fee, computed and paid daily, at an annual rate of 0.30% of the average daily net assets of the Fund.

During the year ended September 30, 1996, Keystone voluntarily limited expenses of Class Y to 0.55% annually and Class Z to 0.30% annually of the respective average daily net assets of each class.

Certain officers and/or Directors of Keystone are also officers and/or Trustees of the Fund. Officers of Keystone and affiliated Trustees receive no compensation directly from the Fund. Currently, the Independent Trustees of the Fund receive no compensation for their services.

6. Agreement and Plan of Acquisition
On September 6, 1996, KII entered into an Agreement and Plan of Acquisition and Merger (the "Acquisition") with First Union Corporation ("First Union") and First Union National Bank of North Carolina ("FUNB-NC") and certain other parties pursuant to which KII will be merged with and into a wholly-owned subsidiary of FUNB-NC. Subject to the receipt of the required regulatory and shareholder approvals, the proposed merger is expected to take place in December 1996.

KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders
Keystone Institutional Adjustable Rate Fund

We have audited the accompanying statement of assets and liabilities of Keystone Institutional Adjustable Rate Fund, including the schedule of investments, as of September 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period ended September 30, 1996 and the period from May 23, 1994 (date of intial public offering) to September 30, 1994 for Class Y shares and for each of the years in the five-year period then ended for Class Z shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keystone Institutional Adjustable Rate Fund as of September 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.


                                                           KPMG Peat Marwick LLP

Boston, Massachusetts
November 1, 1996

KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

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FEDERAL TAX STATUS-FISCAL 1996 DISTRIBUTIONS
(Unaudited)
-------------------------------------------------------------------------------

The per share distributions paid to you for fiscal 1996, whether taken in shares or cash, are as follows:

                                      Income
                                    Dividends
                                    ---------
        CLASS Y SHARES                  0.59
                                        ====
        CLASS Z SHARES                  0.61
                                        ====

In January 1997, complete information on calendar year 1996 distributions will be forwarded to you to assist in completing your 1996 federal income tax return.